Leases	9 Months Ended
Sep. 30, 2020
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Maturity [Table Text Block]
As at September 30, 2020, the remaining commitments related to the financial liabilities of these nine LNG carriers, including the amounts to be paid for the related purchase obligations, approximated $1.8 billion, including imputed interest of $417.7 million, repayable through 2034, as indicated below:

Commitments
At September 30, 2020
Year	$
Remainder of 2020	34,831
2021	138,601
2022	136,959
2023	135,459
2024	132,011
Thereafter	1,198,366
As at September 30, 2020, the total remaining commitments related to the financial liabilities of Teekay Tankers' Suezmax tankers, Aframax tankers and LR2 product tankers, including the amounts to be paid for the related purchase obligations, approximated $559.7 million, including imputed interest of $163.6 million, repayable from 2020 through 2030, as indicated below:

Commitments
At September 30, 2020
Year	$
Remainder of 2020	14,235
2021	56,222
2022	56,213
2023	56,204
2024	56,348
Thereafter	320,481